Investment Objectives and Goals	Mar. 29, 2026
HORIZON EXPEDITION PLUS ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Expedition Plus ETF
Objective, Primary [Text Block]	Investment Objective: The investment objective of the Horizon Expedition Plus ETF (the “Expedition Plus Fund” or the “Fund”) is to seek to provide total return.
Horizon Landmark ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Landmark ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Horizon Landmark ETF (the “Landmark Fund” or the “Fund”) is total return.
Horizon Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Dividend Income ETF
Objective, Primary [Text Block]	Investment Objective: The investment objective of the Horizon Dividend Income ETF (the “Dividend Income Fund” or the “Fund”) is capital appreciation and current income.
Horizon Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Core Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Core Equity ETF (the “Core Equity Fund” or the “Fund”) seeks capital appreciation.
Horizon Managed Risk ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Managed Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Horizon Managed Risk ETF (the “Managed Risk Fund” or the “Fund”) seeks to capture the majority of U.S. large-cap equity market returns while mitigating downside risk through a “Risk Assist®” strategy.

Horizon Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Core Bond ETF (the “Core Bond Fund” or the “Fund”) seeks total return.
Horizon Flexible Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Flexible Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Flexible Income ETF (the “Flexible Income Fund” or the “Fund”) seeks current income.
Horizon Nasdaq-100 Defined Risk ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Nasdaq-100 Defined Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Nasdaq-100 Defined Risk ETF (the “Nasdaq-100 Fund” or the “Fund”) seeks capital appreciation and capital preservation.
Horizon Digital Frontier ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Digital Frontier ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Digital Frontier ETF (the “Digital Frontier Fund” or the “Fund”) seeks capital appreciation.
HORIZON SMALL/MID CAP CORE EQUITY ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Small/Mid Cap Core Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Small/Mid Cap Core Equity ETF (the “Small/Mid Cap Core Equity Fund” or the “Fund”) seeks capital appreciation.
HORIZON INTERNATIONAL EQUITY ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon International Equity ETF (the “International Equity Fund” or the “Fund”) seeks capital appreciation.
HORIZON INTERNATIONAL MANAGED RISK ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon International Managed Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon International Managed Risk ETF (the “International Managed Risk Fund” or the “Fund”) seeks to provide total return and to limit exposure to downside risk.